Accounts receivable, net - Schedule of allowance for doubtful receivables (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, net
Balance as of January 1	¥ 12,573,550	¥ 15,834,902	¥ 5,907,369
Addition	2,182,083	3,270,564	13,563,744
Write offs	(909,673)	(6,531,916)	(3,636,211)
Balance as of December 31	¥ 13,845,960	¥ 12,573,550	¥ 15,834,902